Net finance costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Analysis of income and expense [abstract]
Interest on long-term debt	$ 62,875	$ 62,022
Net interest costs on net defined benefit obligations or assets (Note 16)	5,754	5,578
Other finance costs	8,166	5,911
Finance costs	76,795	73,511
Finance income	(2,910)	(3,719)
Net finance costs	$ 73,885	$ 69,792